INCOME TAX (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2018 HKD ($) item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022
INCOME TAX
Effective tax rate (as a percent)		(25.40%)	0.40%	(33.30%)
Statutory income tax rate		25.00%	25.00%	25.00%
Undistributed Earnings		¥ 3,107,831
Unrecognized deferred tax liabilities		2,827,740	¥ 3,046,367
Deferred tax liabilities		¥ 1,240,731	¥ 1,282,484
Hong Kong SAR
INCOME TAX
Effective tax rate (as a percent)		16.50%	16.50%	16.50%
Statutory income tax rate	16.50%	16.50%
Amount of first assessable profits earned will be taxed at half the current tax rate | $	$ 2
Tax rate for first HK$2 million of assessable profits earned	8.25%
Number of entities to be nominated and benefit from the progressive rates | item	1
PRC
INCOME TAX
Statutory income tax rate		25.00%
Unrecognized deferred tax liabilities		¥ 482,640
PRC | Upon Underpayment of Taxes Due to Computation Errors Made
INCOME TAX
Statute of Limitation Term		3 years
PRC | Upon Underpayment more than Specified Limit
INCOME TAX
Statute of Limitation Term		5 years
Threshold Tax Underpaid for Extension of Statute of Limitation Term		¥ 100
PRC | Upon Transfer Pricing Issues
INCOME TAX
Statute of Limitation Term		10 years
Singapore
INCOME TAX
Statutory income tax rate		17.00%
Macau
INCOME TAX
Statutory income tax rate		12.00%
High and new technology enterprise | PRC
INCOME TAX
Statutory income tax rate		15.00%